N-4	Jun. 26, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jun. 26, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement modify Appendix A – Investment Options Available Under The Contract.

Addition of a New Investment Option: On or about August 17, 2026, the following fund will be added as an investment option under your Contract. The information below summarizes key features of the fund.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
The fund seeks capital appreciation.	Putnam VT U.S. Research Fund – Class IB	0.93%	17.88%	14.52%	15.07%

For more complete information about the fund, including its principal investment strategies and principal risks, please refer to the underlying fund prospectus.

Fund Reorganization: The Board of Trustees of each Putnam VT Sustainable Future Fund and Putnam VT U.S. Research Fund has approved the reorganization of the Putnam VT Sustainable Future Fund with and into the Putnam VT U.S. Research Fund. The reorganization is currently expected to close on or about August 17, 2026, with the net asset value of share to be issued in the reorganization expected to be determined on or about August 14, 2026. The reorganization is expected to be a tax-free reorganization for federal income tax purposes. Following the reorganization, all references to Putnam VT Sustainable Future Fund in the Prospectus will be removed and replaced with Putnam VT U.S. Research Fund.

Effective on or about June 26, 2026, Putnam VT Sustainable Future Fund will not be available to Contracts issued on or after this date.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The changes described in this Supplement modify Appendix A – Investment Options Available Under The Contract.
Addition of a New Investment Option: On or about August 17, 2026, the following fund will be added as an investment option under your Contract. The information below summarizes key features of the fund
Portfolio Companies [Table Text Block]

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
The fund seeks capital appreciation.	Putnam VT U.S. Research Fund – Class IB	0.93%	17.88%	14.52%	15.07%

Putnam VT U.S. Research Fund - Class IB [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT U.S. Research Fund – Class IB
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.88%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Average Annual Total Returns, 10 Years [Percent]	15.07%